Mar. 01, 2017

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 1, 2017 to the

Prospectus and Summary Prospectus dated March 1, 2017, as supplemented

Effective March 1, 2018, the Annual Fund Operating Expenses and Example tables in the “Risk/Return Summary” section related to the Class R2 Shares of the JPMorgan Global Allocation Fund will be deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.59
Service Fees	0.25
Remainder of Other Expenses[1]	0.34
Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	1.71
Fee Waivers and Expense Reimbursements[2]	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[2]	1.40

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency fees into the “Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.40% of the average daily net assets of Class R2 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	143	487	879	1,975

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE